December 15, 2004


Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549

Re:  AmeriPrime Advisors Trust
     File Nos. 333-85083 and 811-09541
     Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the AmeriPrime Advisors Trust (the "Trust") hereby certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Post-Effective Amendment No. 49 to the Trust's Registration Statement, and
(2) the text of the most recent Post-Effective Amendment has been filed electronically.

If you have any questions or would like further information, please call me at 1-317-917-7425.

Very truly yours,


/s/ Freddie Jacobs, Jr.


Freddie Jacobs, Jr.
Secretary